ACCUMULATED LOSSES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
ACCUMULATED LOSSES
Balance at the beginning of the financial year	$ (117,848,074)	$ (109,444,248)
Add: net loss attributable to owners of Genetic Technologies Limited	(5,463,872)	(8,403,826)	$ (8,458,965)
Balance at the end of the financial year	$ (123,311,946)	$ (117,848,074)	$ (109,444,248)